Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [Abstract]
Detailed information about intangible assets and goodwill
The following table summarizes the Group’s intangible assets and goodwill:

	Developed technology - metreleptin	Developed technology - lomitapide	In process R&D	Other intangible assets	Total intangible assets	Goodwill
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2019	—	—	60,091	258	60,349	—
Additions	—	—	—	74	74	—
Acquired assets, as restated*	176,000	123,000	—	374	299,374	19,131
Impairment charge	—	—	(4,670)	—	(4,670)	—
Foreign exchange movement	—	—	(1,160)	(5)	(1,165)	—
At December 31, 2019, as restated*	176,000	123,000	54,261	701	353,962	19,131
Additions	—	—	—	372	372	—
Acquired assets	—	—	591	—	591	—
Disposals	—	—	—	(246)	(246)	—
Foreign exchange movement	—	—	5,276	39	5,315	—
At December 31, 2020	176,000	123,000	60,128	866	359,994	19,131

Accumulated amortization
At January 1, 2019	—	—	—	52	52	—
Amortization charge, as restated*	7,314	4,143	—	126	11,583	—
At December 31, 2019, as restated*	7,314	4,143	—	178	11,635	—
Amortization charge	27,429	15,537	—	202	43,168	—
Accumulated amortization on disposals	—	—	—	(246)	(246)	—
Foreign exchange movement	—	—	—	68	68	—
At December 31, 2020	34,743	19,680	—	202	54,625	—

Net book value
At December 31, 2019, as restated*	168,686	118,857	54,261	523	342,327	19,131
At December 31, 2020	141,257	103,320	60,128	664	305,369	19,131

* see note 27

Estimated amortization expense, intangibles for future periods
The amortization associated with metreleptin and lomitapide is recorded as part of cost of sales. As of December 31, 2020, the estimated amortization expense related to these intangibles for future periods is as follows:

	Metreleptin	Lomitapide
Years Ending December 31,	US$’000	US$’000
2021	27,429	15,537
2022	27,429	15,537
2023	27,429	15,537
2024	27,429	15,537
2025	27,429	15,537
Thereafter	4,112	25,635
	141,257	103,320